MAX BERUEFFY

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

E-mail: max.berueffy@protective.com

February 10, 2009

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Protective Life Insurance Company
Pre-Effective Amendment No. 1 to Registration Statement on Form S-1
File No. 333-156285 for Modified Guaranteed Annuity Contracts

Dear Commissioners:

Along with this letter, Protective Life Insurance Company (“Protective Life”) is transmitting Pre-Effective Amendment No. 1 to the registration statement on Form S-1 referenced above for filing with the Securities and Exchange Commission (the “Commission”).  This registration statement relates to certain modified guaranteed annuity contracts issued by Protective Life.

This registration statement has been marked to show all changes since the initial filing of the registration statement, which was filed with the Commission on December 18, 2008.  Please find attached acceleration requests from Protective Life and the underwriter of the contracts, requesting an effective date of February 13, 2009, for the registration statement.

With regard to the above-referenced filing, Protective Life acknowledges that:

•                  should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•                  the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Protective Life from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•                  Protective Life may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments about this filing, please contact me at (800) 627-0220.

Very truly yours,

/s/ Max Berueffy

Max Berueffy
Senior Associate Counsel

cc:	Mr. Craig Ruckman
Ms. Elisabeth Bentzinger